Statutory Reserves and Increase in Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory Reserves Disclosures [Abstract]
General reserves, description	According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital.
Statutory reserves	$ 7,761,226	$ 5,818,330
Retained earnings transferred to additional paid-in capital	$ 3,411,331	$ 3,871,871